Post-employment benefit obligations - Disclosure of principal actuarial assumptions (Details)	Dec. 31, 2025	Dec. 31, 2024
Schedule Of Amounts Recognized In Consolidated Statements Of Financial Position [Abstract]
Discount rate (expense)	5.50%	4.75%
Discount rate (year end disclosures)	5.50%	5.50%
Future salary increases (salaried plan only)	5.00%	5.00%